Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Operating Leased Assets [Line Items]
2015	$ 5,225	32,419
2016	5,888	36,535
2017	3,636	22,561
2018	2,759	17,120
2019	0	0
Operating Leases, Future Minimum Payments Due, Total	$ 17,508	108,635